Bank overdrafts, bonds and bank loans - Repayments Due on Corporate Bonds, Bank Loans and Overdrafts (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Current borrowings	£ 946.3	£ 1,169.0
Corporate bonds, bank loans and overdrafts	4,721.3	4,970.8
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Current borrowings	946.3	1,169.0
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	432.9	618.0
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	647.2	441.5
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	648.0	658.8
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	647.5	661.1
Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 1,399.4	£ 1,422.4